OTHER ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2025
Other Accounts Payable
Schedule of other accounts payable

	December 31,
	2025	2024
Employee and payroll accruals	$3,198	$2,724
Accrued expenses	3,197	2,576
Institutions	232	250
Income tax payable	13	268
Other (1)	122	109

Other accounts payable	$6,762	$5,927

(1)	current non-interest-bearing accounts.